SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 19, 2018
Reclassified from line of credit to Notes payable			$ 123,409
Financing lease right-of-use asset			164,859
Payable to actuarial expert				$ 408,665
VAT net receivable and payable balance			534,263	187,512
Long-term liability			377,264	408,665
Allowance for doubtful accounts			22,799,219	19,686,091
Cash on hand			15,067	48,590
Foreign accounts			293,040	1,047,738
Sales to Medihelm				367,000
Other Income				928
Depreciation expense			387,036	353,043
Impairment loss			291,980	0
Other current liabilities	$ 3,751,190		3,350,173	3,474,096
Amortization expense	208,833	$ 189,855	793,836	239,841
Goodwill	$ 49,697		49,697	49,697	$ 49,697
Intangibles Assets [Member]
Impairment loss			291,980	0
Customer advances payment
Other current liabilities			363,708	451,575
Pancreta Bank [Member]
Equity method investment aggregate cost			7,665	$ 8,479
ICC International Cannabis Corp [Member]
Equity method investment aggregate cost			$ 0
Equity method investment shares acquired, shares			3,000,000	3,000,000
Closing price			$ 0	$ 0
National Bank of Greece [Member]
Equity method investment aggregate cost			$ 12,766	$ 11,596
Equity method investment shares acquired, shares			16,666	16,666
Closing price			$ 0.79	$ 0.70
Medihelm S.A. [Member]
Other Income			$ 367,000
Greece [Member]
Income tax rate				22.00%
United Kingdom Of England [Member]
Income tax rate				25.00%